Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2015
Acquisitions of Subsidiaries
Acquisitions of Subsidiaries

5. Acquisitions of Subsidiaries

In July 2013, the Group acquired Samas Asia Limited (“Samas”) for $6,000,000. Samas owned leasing contracts of four commercial buildings in Shanghai and was developing such buildings for subsequent sub-lease. The Group acquired Samas to develop its real estate asset management business. The goodwill mainly reflected the competitive advantages the Company expected to realize from Samas in the asset management industry, including synergies related to properties management and customer development. The purchase price was allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash	1,061,330
Total tangible assets acquired	5,192,503
Liabilities assumed	(3,085,972)
Favorable lease term	1,379,556	17.3 years
Customer relationship	184,987	17.3 years
Outstanding contracts	261,863	6.4 years
Goodwill	1,462,335
Deferred tax liabilities	(456,602)

Total	6,000,000

The goodwill was allocated to the real estate information and consulting services segment and is not deductible for tax purposes.

In January 2014, the Group paid $4,085,625 (RMB25,000,000) for a 21.0% equity interest in Hangzhou Kuyue Technology Limited (“Hangzhou Kuyue”), for the purpose of obtaining the mobile platform to operate the community value-added business. The Group’s interest in Hangzhou Kuyue is accounted for using equity method of accounting as the group can exercise significant influence over the operating and financial policies of the investee. In November 2014, the Group signed the agreement to acquire Hangzhou Kuyue as a wholly-owned subsidiary to integrate the internet resources in order to create leading Community Integration Information Service Platform. The consideration for the remaining 79.0% was $11,521,463 (RMB 70,500,000), of which $5,066,175 (RMB31,000,000) and $6,455,288(RMB39,500,000) was paid in December 2014 and May 2015, respectively. Hangzhou Kuyue became the Group’s wholly-owned subsidiary in 2015. Upon consolidation, the 21% equity interest acquired in 2014 was remeasured at fair value of $2,221,396 (RMB18,740,506), with the excess of fair value over the book value in the amount of $90,835 (RMB572,327) recognized in investment income. The purchase price was allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash	232,171
Total tangible assets acquired	2,360,024
Liabilities assumed	(4,737,860)
Software	5,562,408	10 years
Goodwill	11,716,718
Deferred tax liabilities	(1,390,602)

Total	13,742,859

The goodwill mainly reflected the competitive advantages the Group expected to realize from Hangzhou Kuyue in the community value-added services. The goodwill was allocated to the community value-added services segment and is not deductible for tax purposes.